Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	2016	2015
Borrowings under lines of credit	$93.829	$109.230
Commercial Paper Program	501.662	-
Other	7.003	22
Short-term debt	$602.494	$109.252
Short-term debt from related parties (see Note 2.b)	3.162	19.052
Short-term debt and short-term debt from related parties	$605.656	$128.304